STATEMENTS OF FINANCIAL POSITION (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 2,182	$ 3,036
Accounts receivable	0	0
Prepaid expenses	9,108	2,017
Total current assets	11,291	5,053
Total Assets	11,291	5,053
Accounts payable and accrued expenses	539,668	499,041
Notes Payable	76,766	73,729
Notes Payable – Related Parties	$ 43,385	$ 41,876
Accrued dividends	4,811,566	4,657,601
Preferred shares – Note 6	2,237,443	2,237,443
Total current liabilities	7,708,828	7,509,690
Total Liabilities	7,708,828	7,509,690
Share Capital	874,673	874,673
Additional paid-in-capital	63,362,764	63,362,764
Stock Option Reserve	320,395	320,395
Deficit	(72,255,369)	(72,062,469)
Total Shareholder Equity	(7,697,537)	(7,504,637)
Total Liabilities and Shareholders' Equity	$ 11,291	$ 5,053